STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Balance, Amount	$ (4,816,866)	$ (4,097,889)	$ (3,229,749)	$ (3,105,770)	$ (4,097,889)	$ (3,105,770)	$ (3,105,770)	$ (3,907,310)
Stock Based Compensation, Amount					52,631	110,168	117,587	125,544
Net Income, Amount	(833,200)	(868,234)	(416,503)	(152,227)	(1,701,434)	(568,730)	(1,568,813)	675,996
Stock based compensation	51,708	923	81,920	28,248
Issuance Of Common Stock, Amount							158,125
Exercise Of Stock Options, Amount			14,930				98,930
Warrants Issued, Amount							202,052
Issuance of common stock, amount			58,125
Warrants issued, amount	210,816	148,334
Exercise of warrants, amount	0
Balance, Amount	$ (5,387,542)	$ (4,816,866)	$ (3,491,277)	$ (3,229,749)	$ (5,387,542)	$ (3,491,277)	$ (4,097,889)	$ (3,105,770)
Common Stock
Balance, Shares	32,700,883	32,700,883	29,061,883	29,061,883	32,700,883	29,061,883	29,061,883	29,061,883
Balance, Amount	$ 32,700	$ 32,700	$ 29,061	$ 29,061	$ 32,700	$ 29,061	$ 29,061	$ 29,061
Stock Based Compensation, Amount							0	0
Net Income, Amount	0	0	0	0			0	$ 0
Stock based compensation	$ 0	$ 0	$ 0	$ 0			0
Issuance Of Common Stock, Amount							$ 1,250
Exercise Of Stock Options, Shares							2,389,000
Issuance Of Common Stock, Shares			250,000				1,250,000
Exercise Of Stock Options, Amount			$ 284				$ 2,389
Warrants Issued, Amount							$ 0
Issuance of common stock, amount			$ 250
Exercise of stock options, shares			284,000
Warrants issued, shares	0	0
Warrants issued, amount	$ 0	$ 0
Exercise of warrants, shares	860,241
Exercise of warrants, amount	$ 860
Balance, Shares	33,561,124	32,700,883	29,595,883	29,061,883	33,561,124	29,595,883	32,700,883	29,061,883
Balance, Amount	$ 33,560	$ 32,700	$ 29,595	$ 29,061	$ 33,560	$ 29,595	$ 32,700	$ 29,061
Additional Paid-In Capital
Balance, Amount	31,486,029	31,336,772	30,791,965	30,763,717	31,336,772	30,763,717	30,763,717	30,638,173
Stock Based Compensation, Amount							117,587	125,544
Net Income, Amount	0	0	0	0			0	0
Stock based compensation	51,708	923	81,920	28,248
Issuance Of Common Stock, Amount							156,875
Exercise Of Stock Options, Amount			14,646				96,541
Warrants Issued, Amount							202,052
Issuance of common stock, amount			57,875
Warrants issued, amount	210,816	148,334
Exercise of warrants, amount	860
Balance, Amount	31,747,693	31,486,029	30,946,406	30,791,965	31,747,693	30,946,406	31,336,772	30,763,717
Accumulated Deficit
Balance, Amount	(36,335,595)	(35,467,361)	(34,050,775)	(33,898,548)	(35,467,361)	(33,898,548)	(33,898,548)	(34,574,544)
Stock Based Compensation, Amount							0	0
Net Income, Amount	(833,200)	(868,234)	(416,503)	(152,227)			(1,568,813)	675,996
Stock based compensation	0	0	0	0
Issuance Of Common Stock, Amount							0
Exercise Of Stock Options, Amount			0				0
Warrants Issued, Amount							0
Issuance of common stock, amount			0
Warrants issued, amount	0	0
Exercise of warrants, amount	0
Balance, Amount	$ (37,168,795)	$ (36,335,595)	$ (34,467,278)	$ (34,050,775)	$ (37,168,795)	$ (34,467,278)	$ (35,467,361)	$ (33,898,548)